OPERATING EXPENSES - Salaries and employee benefit (Details) - COP ($) $ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
OPERATING EXPENSES
Salaries	$ 1,648,872	$ 1,568,432	$ 1,449,765
Bonuses	714,353	112,843	560,149
Private premium	384,056	402,154	378,979
Social security contributions	355,166	334,831	319,424
Indemnization payment	137,453	100,228	140,633
Other benefits	542,696	526,242	517,874
Total Salaries and employee benefit	$ 3,782,596	$ 3,044,730	$ 3,366,824